Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Customer receivables, allowance for doubtful accounts		$ 17	$ 18
Other receivables, allowance for doubtful accounts		$ 2	$ 2
Common stock, shares authorized		1,000,000,000	1,000,000,000
Common stock, shares outstanding		645,000,000	628,000,000
Virginia Electric and Power Company
Customer receivables, allowance for doubtful accounts		$ 10	$ 10
Other receivables, allowance for doubtful accounts		$ 1	$ 1
Common stock, shares authorized		500,000	500,000
Common stock, shares outstanding		274,723	274,723
Dominion Energy Gas Holdings, LLC
Customer receivables, allowance for doubtful accounts	[1]	$ 1	$ 1
Other receivables, allowance for doubtful accounts	[1]	$ 1	$ 1

[1]	See Note 24 for amounts attributable to related parties.